Note 19 - Other Operating Expenses - Schedule of Other Operating Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Selling and marketing	[1]	$ 11,333	$ 10,090
Other		1,426	1,772
Other operating expenses		$ 12,759	$ 11,862

[1]	Primarily includes freight charges associated with the Mount Milligan Mine and the Langeloth processing facility.